CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022		$ 638		$ 234,640	$ (193,065)	$ 42,213
Balance, shares at Dec. 31, 2022	[1]	2,312,972
Net loss for the year		$ 0		0	(27,238)	(27,238)
Issuance of shares and warrants through public offering, net of issuance costs		$ 74		11,468	0	11,542
Issuance of shares and warrants through public offering, net of issuance costs, shares	[1]	256,000
Issuance of shares and warrants through private placement from the controlling shareholder		$ 56		9,944	0	10,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares	[1]	200,000
Exercise of options		$ 6		262	0	268
Exercise of options, shares	[1]	16,815
Share-based compensation		$ 0		1,859	0	1,859
Balance at Dec. 31, 2023		$ 774		258,173	(220,303)	38,644
Balance, shares at Dec. 31, 2023	[1]	2,785,787
Net loss for the year		$ 0		0	(10,580)	(10,580)
Share-based compensation		0		786	0	786
Balance at Dec. 31, 2024		$ 774		258,959	(230,883)	$ 28,850
Balance, shares at Dec. 31, 2024		2,785,787	[1]			2,786,158
Net loss for the year		$ 0		0	(6,127)	$ (6,127)
Exercise of options			[2]	6	0	6
Exercise of options, shares	[1]	371
Share-based compensation		$ 0		82	0	82
Balance at Dec. 31, 2025		$ 774		$ 259,047	$ (237,010)	$ 22,811
Balance, shares at Dec. 31, 2025		2,786,158	[1]			2,785,787

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split. For additional information see note 10a
[2]	less than $1 thousand